INCOME TAXES (Schedule of Tax Effect Computed by Applying Federal and Provincial/State Statutory Rates) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Net loss before income taxes	$ (8,088,694)	$ (9,444,333)	$ (9,968,677)
Net loss	$ (8,147,268)	$ (9,131,285)	$ (9,863,677)
Statutory income tax rate	27.00%	32.00%	26.00%
Income tax expense (recovery)	$ (2,199,762)	$ (2,922,011)	$ (2,591,856)
Differences between Canadian and foreign tax rates	(113,858)	0	0
Permanent differences and others	(706,889)	(303,048)	1,457,000
Impact of foreign exchange	509,162	0	0
Effect of change in income tax rates	0	(37,000)	(6,000)
Temporary differences	466,969	57,000	0
Change in unrecognized losses	2,102,952	2,892,011	1,035,856
Net deferred tax (recovery)	58,574	(313,048)	(105,000)
Current income tax expense	(380,863)	0	0
Deferred income tax recovery	(322,289)	(313,048)	(105,000)
Total income tax expense (recovery)	$ 58,574	$ (313,048)	$ (105,000)